Digital Assets - Schedule of Summarizes the Company’s Digital Assets (Details)		6 Months Ended
	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Summarizes the Company’s Digital Assets [Abstract]
Digital assets cost basis	¥ 768,873,376	¥ 1,331,036,464
Digital assets fair value	730,150,140	1,098,494,475
Unrealized loss on digital assets	¥ 38,723,236	¥ 232,541,989	$ 34,272,447	¥ (27,566,664)